Property, Machinery and Equipment, Net and Assets For The Right-Of-Use, Net - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Impairment losses	$ 43	$ 306	$ 64
COVID19 [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Impairment losses	0
Reversal of impairment charges	0
United States [member]
Disclosure of quantitative information about right-of-use assets [line items]
Impairment losses	18	76	6
EMEAA [member]
Disclosure of quantitative information about right-of-use assets [line items]
Impairment losses		189
United Kingdom [member]
Disclosure of quantitative information about right-of-use assets [line items]
Impairment losses	5	39
Puerto Rico [member]
Disclosure of quantitative information about right-of-use assets [line items]
Impairment losses		20	52
Cemex [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Rental expense	$ 94	$ 97	$ 104